Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2021
Share-based Compensation
The profit and loss statement includes the following expenses arising from share-based payments:

The Company operates various share-based compensation plans, both equity-settled and cash-settled plans. The profit and loss statement includes the following expenses arising from share-based payments:

€ in thousand		Year ended December 31,
	2021	2020	2019
Stock option plans	646	1,182	1,177
Free convertible preferred share plans	652	1,266	1,198
Free ordinary shares program	1,334	1,563	130
Equity warrants	—	—	—
Phantom shares	11,877	2,317	74
Share-based compensation expense	14,509	6,328	2,578

Changes in the number of stock options outstanding and their related weighted average exercise prices are as follows

Changes in the number of stock options outstanding and their related weighted average exercise prices are as follows:

	2021			2020
	Number of options	Number of shares available	Average exercise price in € per share	Number of options	Number of shares available	Average exercise price in € per share
Outstanding as at January 1	4,911,410	4,975,831	3.06	5,247,110	5,313,098	3.06
Granted	—	—	—	—	—	—
Forfeited	(187,950)	(189,168)	3.07	(335,700)	(337,267)	3.06
Exercised	(790,075)	(790,075)	2.79	—	—	—
Outstanding at year end	3,933,385	3,996,588	3.11	4,911,410	4,975,831	3.06
Exercisable at year end	3,203,817	3,267,020		2,855,570	2,919,991

Stock options outstanding at the end of the period have the following expiry dates and exercise prices:

Stock options outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price	Number of options as at December 31,
Expiry date	in € per share	2021	2020
2023	2.919	696,903	645,900
2025	3.92	522,500	533,000
2026	2.71	36,200	399,250
2027	2.85	552,725	998,000
2029	3.05	2,188,260	2,335,260
Outstanding at year end		3,996,588	4,911,410

In 2019, the number of free ordinary shares granted was as follows

In 2019, the number of free ordinary shares granted was as follows:

Number of free ordinary shares granted
Management Board	1,381,947
Other Management Committee members	810,000
Free ordinary shares granted	2,191,947

In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows

In accordance with the foregoing, changes in the outstanding free ordinary shares are as follows:

	Number of free shares
	2021	2020
Outstanding as at January 1	1,842,404	2,191,947
Forfeited	—	349,543
Outstanding at year end	—	1,842,404

Following the full payment of the amount of personal investment required, the Management Board conditionally granted the program beneficiaries a number of FCPS

Following the full payment of the amount of personal investment required, the Management Board conditionally granted the program beneficiaries a number of FCPS:

Number of FCPS 2017 granted to the beneficiaries
Management Board	24,200
Other Executive Managers	9,817
Free convertible preferred shares granted	34,017

Changes in the FCPS are as follows

Changes in the FCPS are as follows:

	Number of shares		Number of FCPS
	2021	2021	2020
Outstanding as at January 1		32,463	34,017
Granted		—	—
Expired		—	(1,554)
Outstanding at year end		32,463	32,463
Exercisable at year end (number of shares)	884,144

Phantom shares outstanding at the end of the period have the following expiry dates and exercise prices

Phantom shares outstanding at the end of the period have the following expiry dates and exercise prices:

	Exercise price	Number of phantom shares as at December 31,
Expiry date	in € per share	2021	2020
2023	2.919	4,950	10,450
2025	3.92	6,000	14,000
2026	2.71	—	9,000
2027	2.85	6,250	32,000
2029	3.05	134,250	176,750
2030	—	690,000	690,000
Outstanding at year end		841,450	932,200

Schedule of Significant inputs into the models

The significant inputs into the models were:

As at December 31,
	2021	2020
Expected volatility (%)	72.97	43.81
Expected vesting period (term in years)	0.25 – 4.39	0.25 – 5.40
Risk-free interest rate (%)	(0.78) – (0.64)	(0.82) – (0.71)

Changes in the equity warrants outstanding are as follows

Changes in the equity warrants outstanding are as follows:

Number of equity warrants
	2021	2020
Outstanding as at January 1	43,750	103,875
Granted	—	—
Exercised	(21,875)	(26,750)
Forfeited	—	(33,375)
Outstanding at year end	21,875	43,750